Note 19 - Income Tax (Tables)	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of reconciliation of provision for income taxes [text block]
	For the year ended
	November 30, 2020 ($)	November 30, 2019 ($)
Net loss for the year	11,087,643	6,215,974
Canadian statutory income tax rate	26.99%	27.00%
Expected tax recovery	2,992,744	1,678,313
Non-deductible permanent differences	(1,584,821)	(1,046,799)
Income tax rate differences	(8,541)	-
Change in benefits not recognized	(1,374,091)	(336,853)
Other	(25,291)	(294,661)
Tax recovery for the year	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	As at November 30, 2020 ($)	As at November 30, 2019 ($)
Non-capital loss carry-forward	26,294,813	21,358,373
Mineral properties	1,103,502	832,290
Fixed assets	254,545	251,449
Share issue costs	4,277	86,279
Unrecognized deferred income tax assets	27,657,137	22,528,391

Disclosure of Non-capital losses explanatory [text block]
	As at November 30, 2020 ($)	As at November 30, 2019 ($)
Year 2029	2,000	2,000
Year 2030	320,000	320,000
Year 2031	1,077,000	1,077,000
Year 2032	1,979,000	1,979,000
Year 2033	2,099,000	2,099,000
Year 2034	2,563,000	2,564,000
Year 2035	1,459,000	1,459,000
Year 2036	4,078,000	4,105,000
Year 2037	3,230,000	3,291,000
Year 2038	2,372,000	2,338,000
Year 2039	1,891,000	2,124,000
Year 2040	5,225,000	-
	26,295,000	21,358,000